UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22466

GAI Agility Income Fund
(Exact name of registrant as specified in charter)

c/o Wells Fargo Investment Institute, Inc. Global Alternative Investments 401 South Tryon Street Charlotte, NC 28202
(Address of principal executive offices) (Zip code)

Lloyd Lipsett Wells Fargo Law Department J9201-210 200 Berkeley Street Boston, MA 02116
(Name and address of agent for service)

Registrant's telephone number, including area code:       (866) 440-7460

Date of fiscal year end:      September 30

Date of reporting period:      June 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

GAI Agility Income Fund

Schedule of Investments (unaudited)
As of June 30, 2016

Strategy	Investments	Shares	Cost	Fair Value
	Investment Funds - 93.56%
	Exchange Traded Funds - 3.85%
	Equity - 3.85%
	Vanguard Global ex-U.S. Real Estate Index Fund	236,396	$12,913,503	$12,779,568
	Mutual Funds - 32.12%
	Equity - 13.69%
	Lazard Global Listed Infrastructure Portfolio	1,430,779	20,129,370	19,673,208
	Transamerica Dividend Focused Fund	2,322,245	29,083,024	25,823,366
				45,496,574
	Fixed Income - 18.43%
	Federated Bond Fund	1,365,946	12,777,936	12,553,045
	GMO Emerging Country Debt Fund	2,929,772	27,114,942	28,477,384
	Harbor High-Yield Bond Fund	2,088,781	21,418,876	20,219,404
				61,249,833
	Offshore Funds - 57.59%
	Fixed Income - 52.71%
	Arrowpoint Income Opportunity Fund QP, Ltd.		21,311,371	21,551,012
	Beach Point Dynamic Income Offshore Fund Ltd.		38,789,708	44,535,929
	Good Hill Overseas Fund Ltd		32,416,700	36,216,698
	Halcyon Senior Loan Fund I Offshore Ltd.		21,900,905	21,423,710
	Melody Special Situations Offshore Credit Fund L.P.		20,000,000	20,405,326
	Serengeti Segregated Portfolio Company, Ltd.		28,153,350	31,035,819
				175,168,494
	Reinsurance - 4.88%
	Aeolus Property Catastrophe Keystone PF Fund L.P.		15,000,000	15,381,847
	AQR Re Holdings Ltd.		754,448	818,254
				16,200,101
	Investments in Securities - 9.13%
	Common Stock - 9.13%
	United States - 9.13%
	Auto Manufacturers - 0.37%
	General Motors Co.	43,504	1,363,370	1,231,163
	Beverages - 0.42%
	PepsiCo Inc.	13,129	1,351,207	1,390,886
	Chemicals - 0.18%
	Mosaic Co/The	10,654	294,003	278,922
	RPM International Inc.	6,329	298,773	316,134
	Commercial Services - 0.44%
	KAR Auction Services Inc.	35,302	1,349,068	1,473,506
	Computers - 0.08%
	NetApp Inc.	11,238	305,374	276,342

GAI Agility Income Fund

Schedule of Investments (unaudited) (continued)
As of June 30, 2016

Strategy	Investments	Shares	Cost	Fair Value
Investments in Securities - 9.13% (continued)
Common Stock - 9.13% (continued)
United States - 9.13% (continued)
Electric - 1.28%
	Alliant Energy Corp.	36,492	$1,349,346	$1,448,732
	PG&E Corp.	22,682	1,351,905	1,449,833
	Public Service Enterprise Group Inc.	28,969	1,362,224	1,350,245
	Electronics - 0.37%
	National Instruments Corp.	45,136	1,358,755	1,236,726
	Food - 0.44%
	Sysco Corp.	28,913	1,352,195	1,467,046
	Healthcare-Products - 0.09%
	Abbott Laboratories	7,193	301,204	282,757
	Housewares - 0.09%
	Scotts Miracle-Gro Co/The	4,040	296,237	282,436
	Iron/Steel - 0.09%
	Nucor Corp.	6,202	295,068	306,441
	Machinery-Diversified - 0.42%
	Cummins Inc.	12,334	1,352,662	1,386,835
	Miscellaneous Manufacturing - 0.40%
	General Electric Co.	42,356	1,354,117	1,333,367
	Oil & Gas - 0.07%
	Valero Energy Corp.	4,683	300,670	238,833
	Packaging & Containers - 0.47%
	Packaging Corp. of America	5,040	304,425	337,327
	Sonoco Products Co.	24,608	1,196,455	1,222,033
	Pharmaceuticals - 0.89%
	AbbVie Inc.	23,653	1,353,360	1,464,357
	Johnson & Johnson	12,371	1,341,528	1,500,602
	Retail - 1.66%
	Coach Inc.	7,431	298,974	302,739
	Darden Restaurants Inc.	20,249	1,341,731	1,282,572
	Genuine Parts Co.	13,602	1,350,707	1,377,203
	Target Corp.	16,127	1,327,533	1,125,987
	Wal-Mart Stores Inc.	19,596	1,348,367	1,430,900
	Semiconductors - 1.10%
	Analog Devices Inc.	5,069	300,152	287,108
	Intel Corp.	41,217	1,340,376	1,351,918
	Linear Technology Corp.	23,417	1,044,826	1,089,593
	Microchip Technology Inc.	6,134	297,511	311,362
	QUALCOMM Inc.	5,876	300,992	314,777
	Xilinx Inc.	6,259	298,008	288,728

GAI Agility Income Fund

Schedule of Investments (unaudited) (continued)
As of June 30, 2016

Strategy	Investments	Shares	Cost	Fair Value
	Investments in Securities - 9.13% (continued)
	Common Stock - 9.13% (continued)
	United States - 9.13% (continued)
	Software - 0.08%
	Microsoft Corp.	5,442	$301,028	$278,467
	Transportation - 0.19%
	CSX Corp.	11,392	295,318	297,103
	Union Pacific Corp.	3,719	295,247	324,483
				30,337,463
	Total Investments (Cost $331,736,849*) - 102.69%			341,232,033
Other Assets and Liabilities, net - (2.69)%				(8,939,164)
	Net Assets - 100.00%			$332,292,869

Percentages shown are stated as a percentage of net assets as of June 30, 2016.

*	The cost and unrealized appreciation/(depreciation) of investments as of June 30, 2016, as computed for federal tax purposes, were as follows:

Aggregate cost	$343,756,525

Gross unrealized appreciation	$6,524,030
Gross unrealized depreciation	(9,048,523)
Net unrealized depreciation	$(2,524,493)

Investments by Strategy (as a percentage of total investments)

Investment Funds
Exchange Traded Funds
Equity	3.75%
Mutual Funds
Fixed Income	17.95
Equity	13.33
Total Mutual Funds	31.28
Offshore Funds
Fixed Income	51.33
Reinsurance	4.75
Total Offshore Funds	56.08
Investments in Securities
Common Stock	8.89
100.00%

GAI Agility Income Fund

Schedule of Investments (unaudited) (continued)
As of June 30, 2016

Equity Swaps Outstanding as of June 30, 2016:

Counterparty	Reference Entity/Obligation	Buy/ Sell	Floating Rate Index	Pay/ Receive Floating	Termination Date	Notional Amount	Fair Value
Credit Suisse International	The Cushing 30 MLP	Buy	1-month USD-	Pay	4/6/2017	$17,081,529	$37,415
	Index Swap		LIBOR_BBA
Morgan Stanley Capital	The Cushing 30 MLP	Buy	Fed Funds	Pay	4/11/2017	13,080,603	28,651
Services Inc.	Index Swap		effective
							$66,066

Net realized gain/(loss) and net change in unrealized appreciation/(depreciation) from investments in derivative instruments for the nine months ended June 30, 2016 were as follows:

Net Realized Gain/(Loss) on Derivative Instruments Recognized in Income on the Statement of Operations
Derivative Instruments not accounted for as hedging instruments	Swaps
Equity Contracts	$(21,144,432)

Net Change in Unrealized Appreciation/(Depreciation) on Derivative Instruments Recognized in Income on the Statement of Operations
Derivative Instruments not accounted for as hedging instruments	Swaps
Equity Contracts	$26,009,646

GAI Agility Income Fund

Schedule of Investments (unaudited) (continued)
As of June 30, 2016

Fair Value Measurements

The GAI Agility Income Fund (the "Fund") invests primarily in pooled investment vehicles, including, but not limited to, mutual funds, private investment funds ("Offshore Funds") and exchange traded products (collectively, "Investment Funds").

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, Fair Value Measurement, defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. On May 1, 2015, FASB issued Accounting Standards Update ("ASU") 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).  ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value ("NAV") per share or its equivalent. As a result, investments in Offshore Funds with a fair value of $191,368,595 using their NAVs per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy.

The Fund measures fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy as determined by Wells Fargo Investment Institute, Inc. (the "Adviser") are:

•
Level 1 – Unadjusted quoted prices for identical securities in an active market. Since valuations are based on quoted prices that are readily-accessible at the measurement date, valuation of these securities does not entail a significant degree of judgment.

•
Level 2 – Quoted prices in non-active markets for which all significant inputs are observable either directly or indirectly. Level 2 inputs may also include pricing models whose inputs are observable or derived principally from or corroborated by observable market data.

•	Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value and unobservable. Little if any market activity exists for Level 3 securities.

Investments in Mutual Funds and Investments in Securities are included in Level 1 of the fair value hierarchy if an unadjusted price can be obtained from a reputable, independent third party pricing source as of the measurement date.

The fair value of equity swaps can be determined by an independent pricing vendor deemed reliable by management using a pricing model. The pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgment, and the pricing inputs are observed from actively quoted markets and/or dealer quotes. The Fund generally categorizes these equity swaps within Level 2 of the fair value hierarchy. In instances where significant inputs are unobservable, they would be categorized as Level 3 in the fair value hierarchy.

GAI Agility Income Fund

Schedule of Investments (unaudited) (continued)
As of June 30, 2016

Description	Total Fair Value at June 30, 2016	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Assets
Exchange Traded Funds
Equity	$12,779,568	$12,779,568	$–	$–
Mutual Funds
Equity	45,496,574	45,496,574	–	–
Fixed Income	61,249,833	61,249,833	–	–
Offshore Funds (1)	191,368,595	–	–	–
Investment in Securities
Common Stock	30,337,463	30,337,463	–	–
Equity Swaps
Index	66,066	–	66,066	–

Total Investments	$341,298,099	$149,863,438	$66,066	$–
(1)
Investment Funds that are measured at fair value using NAV per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy, as ASU 2015-07 removes this requirement.

A description of each investment in the Fund by strategy can be found in the tables within the Schedule of Investments.

While redemptions from the Investment Funds are typically permitted daily, monthly, quarterly or semi-annually, such redemptions may be deferred or suspended at any time upon the election of the investment manager of the Investment Fund. Moreover, certain Offshore Funds may amend their liquidity provisions or otherwise further restrict the Fund's ability to make withdrawals from those Offshore Funds. No such restrictions were in place as of or during the nine month period ended June 30, 2016. The Fund had no unfunded capital commitments as of June 30, 2016.

The following is a summary of the investment strategies of the Investment Funds held in the Fund as of June 30, 2016:

Diversified/Multi-strategies generally include investments in macro, equity long/short, fixed income, event-driven, credit, distressed and high yield strategies.

Equity strategies generally include investments in publicly-traded equity securities, but may also include long/short funds, mutual funds and exchange-traded funds.

Fixed Income strategies generally include investments in secured leveraged loans, high yield bonds, distressed debt, and global debt. Distressed debt strategies may include restricted securities and securities that may not be registered and for which a market may not be readily available.

Reinsurance strategies generally include investments in various insurance-based investment instruments, including insurance-linked securities and other financial instruments, the returns of which are tied primarily to insurance risk.

Please refer to the September 30, 2015 audited financial statements for full disclosure on the Fund's portfolio valuation methodology.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAI Agility Income Fund

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	August 26, 2016

By (Signature and Title)*	/s/ Michael Roman
Michael Roman, Treasurer
(principal financial officer)

Date	August 26, 2016

* Print the name and title of each signing officer under his or her signature.